                        SUPPLEMENT DATED AUGUST 15, 2005
                                     TO THE

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS

                             DATED OCTOBER 29, 2004

                         VAN KAMPEN SERIES FUND, INC.,
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN AMERICAN VALUE FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
                 MARCH 31, 2005, JUNE 6, 2005 AND JULY 13, 2005
                                    AND THE
                           CLASS I SHARES PROSPECTUS

                             DATED OCTOBER 29, 2004
                         VAN KAMPEN SERIES FUND, INC.,
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN AMERICAN VALUE FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
                         MAY 23, 2005 AND JULY 13, 2005

    The Prospectus is hereby supplemented as follows:

        (1) The following sentence is added as the last sentence in the section entitled "RISK/RETURN SUMMARY--PRINCIPAL INVESTMENT STRATEGIES":

    The Fund may invest up to 20% of its assets in equity real estate investment trusts ("REITs").

        (2) In the section entitled "RISK/RETURN SUMMARY--PRINCIPAL INVESTMENT RISKS," the following paragraph is added before the paragraph entitled "MANAGER RISK.":

    RISKS OF INVESTING IN REAL ESTATE INVESTMENT TRUSTS ("REITS"). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents' increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Investments in REITs may involve duplication of management fees and certain other expenses. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                MSAVSPTREI  8/05
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                        SUPPLEMENT DATED AUGUST 15, 2005
                   TO THE STATEMENT OF ADDITIONAL INFORMATION

                             DATED OCTOBER 29, 2004
                         VAN KAMPEN SERIES FUND, INC.,
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN AMERICAN VALUE FUND,
      AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 8, 2004 AND FEBRUARY 2, 2005

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS" is supplemented as follows:

REAL ESTATE INVESTMENT TRUSTS

     The Fund may invest up to 20% of its assets in equity real estate investment trusts ("REITs"). Equity REITs pool investors' funds for investment primarily in commercial real estate properties. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Equity REITs generally derive their income from rents on the underlying properties and their value is impacted by changes in the value of the underlying property owned by the trusts. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. REITs are dependent upon specialized management skills, may not be diversified (which may increase the volatility of the REIT's value) and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In addition, the Fund indirectly will bear its proportionate share of any expenses paid by REITs in which it invests.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                MSAVSPTSAI  8/05